Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Profit/(loss) for the period	$ (338,777)	$ 473,238	[1]	$ 112,230	[1]
Adjustments for:	386,903	357,720		405,823
Depreciation of tangible assets (Note 8)	344,904	319,652		337,646
Depreciation of intangible assets	90	99		56
Provisions	(227)	(388)		(448)
Income tax (benefits)/expenses (Note 7)	(427)	1,944		602
Share of profit of equity-accounted investees, net of tax (Note 25)	(22,976)	(10,917)		(16,460)
Net finance expenses (Note 6)	80,607	70,057		99,231
(Gain)/loss on disposal of assets (Note 8)	(15,068)	(22,727)		(14,804)
Changes in working capital requirements	(20,504)	180,576		(165,419)
Change in cash guarantees (Note 10)	8	(12,339)		(34)
Change in inventory (Note 11)	6,745	107,602		(161,121)
Change in receivables from contracts with customers (Note 12)	(25,485)	85,830		(41,001)
Change in accrued income (Note 12)	(331)	12,667		(3,051)
Change in deferred charges and fulfillment costs (Note 12)	(1,285)	(263)		(2,078)
Change in other receivables (Note 10 and 12)	4,070	(3,826)		22,393
Change in trade payables (Note 18)	(1,215)	4,490		6,471
Change in accrued payroll (Note 18)	(3,689)	2,536		(2,282)
Change in accrued expenses (Note 18)	2,698	(10,675)		3,473
Change in deferred income (Note 18)	(5,594)	(4,645)		10,028
Change in other payables (Note 18)	2,953	(148)		(806)
Change in provisions for employee benefits (Note 17)	621	(653)		2,589
Income taxes paid during the period	12	78		(993)
Interest paid (Note 6-19)	(60,999)	(56,084)		(98,852)
Interest received (Note 6-12)	3,425	6,723		6,602
Dividends received from equity-accounted investees (Note 25)	4,635	7,534		12,600
Net cash from (used in) operating activities	(25,305)	969,785		271,991
Net cash from (used in) investing activities
Acquisition of vessels (Note 8)	(413,062)	(224,904)		(7,024)
Proceeds from the sale of vessels (Note 8)	55,844	78,075		86,235
Acquisition of other tangible assets and prepayments (Note 8)	(142)	(285)		(1,015)
Acquisition of intangible assets	(115)	(221)		(14)
Proceeds from the sale of other (in)tangible assets (Note 8)	0	0		30
Loans from (to) related parties (Note 25)	2,242	26,443		(31,713)
Purchase of shares in equity-accounted investees (Note 25)	0			(4,000)
Proceeds from sale shares in equity-accounted investees (Note 25)		2,000
Lease payments received from finance leases	1,987	1,786		1,251
Net cash from (used in) investing activities	(353,246)	(117,106)		43,750
Net cash from (used in) financing activities
(Purchase of) Proceeds from sale of treasury shares (Note 14)	0	(118,488)		(30,965)
Proceeds from new borrowings (Note 16)	1,509,580	893,827		1,099,701
Repayment of borrowings (Note 16)	(726,032)	(994,989)		(1,318,398)
Repayment of commercial paper (Note 16)	(303,426)	(359,295)		0
(Repayment of) Proceeds from sale and leaseback (Note 16)	(22,667)	(22,853)		124,425
Repayment of lease liabilities (Note 16)	(54,928)	(37,779)		(30,214)
Transaction costs related to issue of loans and borrowings (Note 16)	(4,422)	(8,083)		(9,721)
Dividends paid (Note 14)	(24,212)	(352,041)		(26,015)
Net cash from (used in) financing activities	373,893	(999,701)		(191,187)
Net increase (decrease) in cash and cash equivalents	(4,658)	(147,022)		124,554
Net cash and cash equivalents at the beginning of the period (Note 13)	161,478	296,954		173,133
Effect of changes in exchange rates	(4,292)	11,546		(733)
Net cash and cash equivalents at the end of the period (Note 13)	$ 152,528	$ 161,478		$ 296,954

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.